Schedule of Condensed Consolidated Financial Statements (Details) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
	Dec. 21, 2023	Sep. 30, 2025	Sep. 30, 2024
Proceeds from Chavant trust fund	$ 1,264
Proceeds from PIPE investment	19,750
Legacy Mobix Merger-related transaction costs paid prior to closing	(983)
Net cash proceeds	14,065
Conversion of Legacy Mobix convertible notes to Class A Common Stock	206
Conversion of Legacy Mobix SAFEs to Class A Common Stock	1,522
Conversion of Legacy Mobix redeemable convertible preferred stock to Class B Common Stock	2,300
Unpaid Merger-related transaction costs assumed from Chavant	(871)
Unpaid Merger-related transaction costs of Legacy Mobix	(1,633)
Merger-related transaction costs expensed	4,009		$ 4,009
Net equity impact of the Merger	(16,182)
Earnout Liability [Member]
Fair value of Private Warrants	(33,559)
PIPE Make Whole Liability [Member]
Fair value of Private Warrants	(2,071)
Private Warrants [Member]
Fair value of Private Warrants	(150)
Legacy Mobix's [Member]
Chavant Merger-related transaction costs	(3,747)
Chavant [Member]
Chavant Merger-related transaction costs	(2,219)
Net cash proceeds from the Merger at Closing	$ 15,048
Common Class A [Member] | Common Stock [Member]
Total number of Class A common shares issued in the Merger	2,290,180
Chavant Public Shares Net of Redemptions [Member]
Total number of Class A common shares issued in the Merger	11,100
Chavant Founder Shares Net of Shares Forfeited [Member]
Total number of Class A common shares issued in the Merger	134,137
PIPE Investors Shares [Member]
Total number of Class A common shares issued in the Merger	197,500
Settlement of PIPE Warrant [Member]
Total number of Class A common shares issued in the Merger	19,980
Sponsor PIPE Subscription [Member]
Total number of Class A common shares issued in the Merger	19,973
Settlement of Sponsor Warrant [Member]
Total number of Class A common shares issued in the Merger	27,218
Settlement of Warrant to Non Redeeming Shareholder [Member]
Total number of Class A common shares issued in the Merger	20,248
Amendment to Business Combination Marketing Agreement [Member]
Total number of Class A common shares issued in the Merger	28,000
Chavant Shares Outstanding Immediately Prior to the Merger [Member]
Total number of Class A common shares issued in the Merger	458,156
Legacy Mobix Rollover Shares [Member]
Total number of Class A common shares issued in the Merger	1,813,925
Conversion of Legacy Mobix Convertible Notes [Member]
Total number of Class A common shares issued in the Merger	3,004
Conversion of Legacy Mobix SAFEs [Member]
Total number of Class A common shares issued in the Merger	15,095